Organization - Liquidity (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 14, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Liquidity
Cash		$ 33,864	$ 66,837	$ 33,884	$ 51,623
Subsequent event
Liquidity
Issuance of shares	$ 3,000
Price per share (in dollars per share)	$ 6.98
Subsequent event | 2017 Credit Facility
Liquidity
Maximum borrowing capacity	$ 50,000
Proceeds from long-term debt	40,000
Additional borrowing capacity on achievement of milestones	$ 10,000